ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES
Schedule of accrued expenses
	March 31, 2022	December 31, 2021
Accrued payroll	$98,639	$217,073
	$98,639	$217,073

	December 31, 2021	December 31, 2020
Accrued payroll	$217,073	$263,355
	$217,073	$263,355